Commitments, contingencies and guarantees (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Contractual Obligations
Contractual obligations	€ 2,911,068,000
1 year	1,755,855,000
2 year	257,355,000
3 year	64,259,000
4 year	54,494,000
5 year	67,893,000
After 5 years	711,212,000
Purchase options
Purchase options	22,982,000
1 year	0
2 years	0
3 years	8,999,000
4 years	0
5 years	13,983,000
After 5 years	0
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Expense on operating lease payments	40,600,000		37,900,000	37,100,000
Contractual obligations	2,911,068,000
Uncertain tax positions for which the timing of cash outflows is uncertain	90,400,000
Long-term Debt [Member]
Contractual Obligations
Contractual obligations	859,575,000	[1]
1 year	38,779,000	[1]
2 year	38,653,000	[1]
3 year	38,571,000	[1]
4 year	38,570,000	[1]
5 year	38,571,000	[1]
After 5 years	666,431,000	[1]
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	859,575,000	[1]
Operating lease obligations [Member]
Contractual Obligations
Contractual obligations	102,051,000
1 year	32,858,000
2 year	22,659,000
3 year	16,055,000
4 year	11,812,000
5 year	8,252,000
After 5 years	10,415,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	102,051,000
Purchase obligations [Member]
Contractual Obligations
Contractual obligations	1,884,452,000
1 year	1,674,077,000
2 year	190,054,000
3 year	8,986,000
4 year	4,112,000
5 year	4,019,000
After 5 years	3,204,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	1,884,452,000
Unrecognized tax benefits [Member]
Contractual Obligations
Contractual obligations	64,990,000,000
1 year	10,141,000
2 year	5,989,000
3 year	647,000
4 year	0
5 year	17,051,000
After 5 years	31,162,000
Commitments, Contingencies and Guarantees (Textual) [Abstract]
Contractual obligations	€ 64,990,000,000

[1]	See Note 14 for the amounts excluding interest expense.